Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 - RELATED PARTY TRANSACTIONS

On October 1, 2016, the Company entered into employment agreements with two of its officers. The employment agreement with the company's President and CEO provides for annual base compensation of $370,000 for a period of three years, which can, at the Company's election, be paid in cash or Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity provision for the equivalent of 12 months' base salary, and an additional one-time severance payment of $2,500,000 upon termination under certain circumstances, as defined in the agreement. The employment agreement with the Company's Treasurer and CFO provides for annual base compensation of $250,000 for a period of three years, which can, at the Company's election, be paid in cash or Company Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity grants, provision for the equivalent of 12 months' base salary and an additional one-time severance payment of $1,500,000 upon termination under certain circumstances, as defined in the agreement. On July 10, 2017, the CFO of the Company who was also a member of the Board resigned. Pursuant to the employment agreement, this employee is not eligible for the one-time severance payment of $1,500,000 and accordingly, the final balance of accrued wages due to this former CFO as of July 10, 2017 of approximately $93,000 is included in accrued expenses on the accompanying consolidated balance sheet at March 31, 2020 and September 30, 2019.

On September 16, 2019, the employment agreement with the President/CEO and discussed above was modified to provide salary of $624,000, and an annual bonus of 3% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

During 2016, Company entered into an employment agreement with the Company's former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. On July 7, 2017, the former Chief Strategy Officer and member of the Board was terminated. His 7,500, options were subsequently forfeited. On December 20, 2018 a settlement agreement was put in place which accounted for all amounts owed under the terms of the employment agreement. (see Note 14)

On March 28, 2017, the Company entered into an at-will employment agreement with Matthew Wiles as General Manager of Howco. Under the terms of the employment agreement, Mr. Wiles' compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250,000 shares of the Company's common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles' employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

The Company has certain convertible and non-convertible notes payable to related parties (see Note 8).

NOTE 14 - RELATED PARTY TRANSACTIONS

On October 1, 2016, the Company entered into employment agreements with two of its officers. The employment agreement with the company's President and CEO provides for annual base compensation of $370,000 for a period of three years, which can, at the Company's election, be paid in cash or Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity provision for the equivalent of 12 months' base salary, and an additional one-time severance payment of $2,500,000 upon termination under certain circumstances, as defined in the agreement. The employment agreement with the Company's Treasurer and CFO provides for annual base compensation of $250,000 for a period of three years, which can, at the Company's election, be paid in cash or Company Common Stock or deferred if insufficient cash is available, and provides for other benefits, including a discretionary bonus and equity grants, provision for the equivalent of 12 months' base salary and an additional one-time severance payment of $1,500,000 upon termination under certain circumstances, as defined in the agreement. On July 10, 2017, the CFO of the Company who was also a member of the Board resigned. Pursuant to the employment agreement, this employee is not eligible for the one-time severance payment of $1,500,000 and accordingly, the final balance of accrued wages due to this former CFO as of September 30, 2017 of approximately $93,000 is included in accrued expenses on the accompanying consolidated balance sheet at September 30, 2019 and 2018.

During 2016, Company entered into an employment agreement with the Company's former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. As of September 30, 2019 and 2018, the bonus has not been paid and is included in accrued expenses. On July 7, 2017, the former Chief Strategy Officer and member of the Board was terminated. His 7,500 options were subsequently forfeited (See Note 16).

On March 28, 2017, Bantek entered into an at-will employment agreement with Matthew Wiles as General Manager of Howco. Under the terms of the employment agreement, Mr. Wiles' compensation is $140,000 per annum and he also will be eligible for a bonus of 10% of Howco's gross profits over $1.25 million to be paid in cash after the annual financial statements have been completed and, if applicable, audited for filing with the SEC. Mr. Wiles will also receive options to acquire 250 shares of Bantek's common stock, vesting over five years in equal amounts on the anniversary date of his Employment Agreement. On September 16, 2019, Mr. Wiles' employment agreement was modified to provide salary of $275,000, and an annual bonus of 2% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

On January 30, 2019, the Company filed Form 8K announcing the Board of Directors appointment on January 5, 2019 of Jeffery L. Garon as member of the board and as the Company's chief financial officer. Under the terms of the January 4, 2019 compensation agreement with the CFO, the Company issues 100 shares each month to the CFO. The monthly stock awards are charged to compensation expense using the grant date quoted prices. During the year ended September 30, 2019, the Company was obligated to and issued 1,700 common restricted shares to the former CFO charging payroll expenses $600. The CFO resigned effective June 20, 2019.

On September 16, 2019, the employment agreement with the President/CEO and discussed above was modified to provide salary of $624,000, and an annual bonus of 3% of net income. At the Company's discretion, salary and bonus may be paid in cash or stock and payment may be deferred.

From July 2017 to August 2018, the Company utilized as its corporate headquarters the office space and equipment of an entity in West Haven, Connecticut related to the Company's CEO at no cost. Since September 30, 2018 the Company leases space in New Jersey as its corporate headquarters.

The Company has certain convertible notes and other promissory notes payable to related parties (see Note 9).